Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Discontinued Operations

(4)                                 Discontinued Operations

On March 25, 2011, the Company sold its 55% equity interest in Datong to an independent third party at a cash consideration of approximately US$63,690 equal to RMB418,000. In addition, Datong declared a cash dividend of RMB10,000 exclusively to the Company as at March 25, 2011 and agreed to settle the dividend prior to December 31, 2012. Subsequently, both parties agreed to defer the settlement date to December 31, 2014. No interest will be charged during the period. Accordingly, the dividend receivable of RMB10,000 has been reclassified from other receivables (note 5) to other non-current assets, and finance cost of RMB2,439 has been recognized in 2012 based on the effective interest rate discounted over the amended settlement period.

The Company recognized a gain on the disposal of Datong of RMB177,949 (net of transaction cost RMB3,557) which has been included in consolidated statement of income (loss) and comprehensive income (loss) as net income from discontinued operations, for the year ended December 31, 2011.

Results of the discontinued operations are summarized as follows:

	Year ended December 31,
	2010	2011
	RMB	RMB
Net revenues	251,092	65,854
Profit before tax	37,283	2,062
Gain on the disposal of Datong	—	177,949
Income tax	(7,618)	(52,458)
Net income from discontinued operations	29,665	127,553

Assets and liabilities of the discontinued operation as of the disposal date were summarized as follows:

RMB
ASSET:
Current assets:
Cash and cash equivalents	23,607
Other current assets	107,826
Goodwill and intangible assets, net	201,704
Other non-current assets	21,571
Assets of discontinued operation	354,708

Current liabilities	88,258
Non-current liabilities	3,829
Liabilities of discontinued operation	92,087
Noncontrolling interest	16,127